Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Hoya Intermediate, LLC
Summary of Effects of Hedge Accounting and Interest Rate Swaps
The following table presents the effects of hedge accounting on AOCL for the three and nine months ended September 30, 2020 for interest rate contracts designated as cash flow hedges (in thousands):

	Three Months Ended September 30, 2020			Nine Months Ended September 30, 2020
	Interest rate swaps	Interest rate cap	Total	Interest rate swaps	Interest rate cap	Total
Beginning accumulated derivative loss in AOCL	$(2,248)	$(1,030)	$(3,278)	$(887)	$(1,030)	$(1,917)
Amount of gain recognized in AOCL	2,248	—	2,248	887	—	887
Less: Amount of loss reclassified from AOCL to income	—	—	—	—	—	—

Ending accumulated derivative loss in AOCL	$—	$(1,030)	$(1,030)	$—	$(1,030)	$(1,030)

The following table presents the effects of hedge accounting on AOCL for the three and nine months ended September 30, 2021 for interest rate contracts designated as cash flow hedges (in thousands):

	Three Months Ended September 30, 2021 Interest rate cap	Nine Months Ended September 30, 2021 Interest rate cap
Beginning accumulated derivative loss in AOCL	$(309)	$(822)
Amount of gain (loss) recognized in AOCL	—	—
Less: Amount of loss reclassified from AOCL to income	(309)	(822)

Ending accumulated derivative loss in AOCL	$—	$—

The following table presents the effects of hedge accounting on Accumulated other comprehensive loss for the year ended December 31, 2019 for interest rate contracts designated as cash flow hedges (in thousands):

	January 1, 2019	Amount of Loss Recognized in AOCL	Less: Amount of Loss Reclassified from AOCL to Income	December 31, 2019
Interest rate swaps	$5,720	$(6,607)	$—	$(887)
Interest rate cap	(412)	(618)	—	(1,030)

Total	$5,308	$(7,225)	$—	$(1,917)

The following table presents the effects of hedge accounting on Accumulated other comprehensive loss for the year ended December 31, 2020 for interest rate contracts designated as cash flow hedges (in thousands):

	December 31, 2019	Amount of Loss Recognized in AOCL	Less: Amount of Loss Reclassified from AOCL to Income	December 31, 2020
Interest rate swaps	$(887)	$887	$—	$—
Interest rate cap	(1,030)	—	(208)	(822)

Total	$(1,917)	$887	$(208)	$(822)